CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating expenses
General and administrative	¥ (87,657)	$ (12,009)	¥ (113,221)	¥ (108,935)
Total operating expenses	(294,772)	(40,383)	(395,553)	(299,768)
(Loss)/income from operations	63,260	8,667	(101,864)	(210,214)
Share of loss of subsidiaries and affiliated entities	1,486	204	(580)	292
Other income
Foreign exchange gains, net	(6,837)	(937)	(6,483)	(22,210)
Other income, net	10,081	1,381	7,107	6,136
(Loss)/income before income tax expense	83,050	11,378	(99,076)	(204,019)
Net Income (Loss)	77,174	10,573	(99,291)	(193,382)
Net loss attributable to ordinary shareholders	77,174	10,573	(99,291)	(193,382)
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	8,044		6,435	27,160
Comprehensive (loss)/income attributable to Tuniu Corporation	85,218	11,675	(92,856)	(166,222)
Foreign currency translation adjustment	0		0	0
Parent Company
Operating expenses
General and administrative	(1,590)	(218)	(3,790)	(3,593)
Total operating expenses	(1,590)	(218)	(3,790)	(3,593)
(Loss)/income from operations	(1,590)	(218)	(3,790)	(3,593)
Share of loss of subsidiaries and affiliated entities	65,251	8,939	(102,773)	(198,586)
Other income
Foreign exchange gains, net	2,294	314	882	5,284
Other income, net	11,219	1,538	6,390	3,513
(Loss)/income before income tax expense	77,174	10,573	(99,291)	(193,382)
Net Income (Loss)	77,174	10,573	(99,291)	(193,382)
Net loss attributable to ordinary shareholders	77,174	10,573	(99,291)	(193,382)
Other comprehensive income
Foreign currency translation adjustment, net of nil tax	8,044	1,102	6,435	27,160
Comprehensive (loss)/income attributable to Tuniu Corporation	85,218	$ 11,675	(92,856)	(166,222)
Foreign currency translation adjustment	¥ 0		¥ 0	¥ 0